Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Share options	9,043,829	33,912,040	39,008,208	5,618,351
Non-vested restricted shares	23,647,858	33,760,448	40,163,109	5,784,691
Total share-based compensation	32,691,687	67,672,488	79,171,317	11,403,042

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2014	2015	2016
Average risk-free rate of return	1.89%	1.73%	1.14%
Weighted average expected option life	6.0 years	6.1 years	6.1 years
Estimated volatility	82.2%	54.1%	55.8%
Average dividend yield	Nil	Nil	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2016:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2016	762,890	202.91	8.3	133,866,535
Granted	186,425	268.83
Exercised	(62,430)	90.69
Forfeited	(53,172)	263.00
Converted to restricted shares	(11,495)	392.06
Outstanding as of December 31, 2016	822,218	233.37	7.8	76,643,947
Vested and expected to vest as of December 31, 2016	702,914	233.37	7.8	63,813,110
Exercisable as of December 31, 2016	167,812	177.01	7.5	20,634,707

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2016 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2016	249,026	237.14
Granted	122,719	329.22
Conversion from option	5,748	368.40
Vested	(138,492)	225.45
Forfeited	(23,813)	442.23
Non-vested as of December 31, 2016	215,188	297.69